Acquisitions, Investments and Disposals - Historical Values of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] Historical Values [Member]	Nov. 22, 2012 Lomprom-Rostov [Member] Historical Values [Member]
Cash and cash equivalents	$ 294,958		$ 642,648				$ 4,884	$ 76
Other current assets	32,938		28,734				107,839	4,758
Property, plant and equipment	7,798,839	[1]	7,049,625	[1]			49,097	23,371
Other non-current assets	183,566	[2]	203,745	[2]			3,384	2
Current liabilities	(3,756,519)		(4,739,217)				(184,027)	(18,404)
Non-current liabilities							(11,443)	(22,416)
Deferred income tax liabilities							(2,573)
Deferred income taxes								(117)
Fair value of net assets (liabilities) acquired							(32,839)	(12,730)
Fair value of noncontrolling interest							(54)
Goodwill	798,847	[3]	1,049,514	[3]	884,199	894,374	61,949	12,830
Total investment							$ 29,056	$ 100

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(h)